Investments in and Advances to Unconsolidated Ventures (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Unconsolidated Ventures

6.	Investments in Private Equity Funds
The following is a description of investments in private equity funds that own PE investments either through unconsolidated ventures (“PE Investment I”) and (“PE Investment II” ) or directly (“PE Investment III”), which are recorded as investments in private equity funds at fair value on the consolidated balance sheets. The Company elected the fair value option for PE Investments. As a result, the Company records equity in earnings (losses) based on the change in fair value for its share of the projected future cash flow from one period to another. All PE Investments are considered voting interest entities. PE Investment I and II are not consolidated by the Company due to the substantive participating rights of the partners in joint ventures that own the interests in the real estate private equity funds. PE Investment III is not consolidated as the Company does not own a majority voting interest.
The Company evaluates whether disclosure of summarized financial statement information is required for any individually significant investment in unconsolidated ventures. The Company determined there was one significant unconsolidated joint venture with respect to PE Investment I as of March 31, 2014.
PE Investment I
In February 2013, the Company completed the initial closing (“PE I Initial Closing”) of PE Investment I which owns a portfolio of limited partnership interests in real estate private equity funds managed by institutional-quality sponsors. Pursuant to the terms of the agreement, at the PE I Initial Closing, the full purchase price was funded, excluding future capital commitments. Accordingly, the Company funded $282.1 million and NorthStar Income (together with the Company, the “NorthStar Entities”) funded $118.0 million. The NorthStar Entities have an aggregate ownership interest in PE Investment I of 51%, of which the Company owns 70.5%. The Company assigned its rights to the remaining 29.5% to a subsidiary of NorthStar Income. Teachers Insurance and Annuity Association of America (the “Class B Partner”) contributed its interests in 49 funds subject to the transaction in exchange for all of the Class B partnership interests in PE Investment I.
PE Investment I provides for all cash distributions on a priority basis to the NorthStar Entities as follows: (i) first, 85% to NorthStar Entities and 15% to the Class B Partner until the NorthStar Entities receive a 1.5x multiple on all of their invested capital, including amounts funded in connection with future capital commitments; (ii) second, 15% to the NorthStar Entities and 85% to the Class B Partner until the Class B Partner receives a return of its then remaining June 30, 2012 capital; and (iii) third, 51% to the NorthStar Entities and 49% to the Class B Partner. All amounts paid to and received by NorthStar Entities are based on each partner’s proportionate interest.
As of March 31, 2014, the carrying value of the investment in PE Investment I was $221.1 million. For the three months ended March 31, 2014 and 2013, the Company recognized $13.6 million and $7.7 million of equity in earnings, respectively. For the three months ended March 31, 2014 and 2013, the Company received $19.0 million and $41.3 million of net distributions, respectively, and made $0.1 million and $19.9 million of contributions, respectively, related to PE Investment I. The three months ended March 31, 2013 represents activity from February 15, 2013 through March 31, 2013. As of March 31, 2014, the Company’s future capital commitments to the fund interests in PE Investment I are estimated to be approximately $14 million.
The Company had one significant unconsolidated joint venture related to PE Investment I as of March 31, 2014. Summarized financial data for such unconsolidated joint venture for the three months ended December 31, 2013, which is the most recent financial information available from the underlying funds, included net investment income of $2.3 million, realized gains of $9.9 million and unrealized losses of $3.3 million. However, the Company records equity in earnings (losses) based on the change in fair value for its share of the projected cash flow from one period to another and not based on such summarized financial data.
The Company guaranteed all of its funding obligations that may be due and owed under PE Investment I agreements directly to PE Investment I entities. The Company and NorthStar Income each agreed to indemnify the other proportionately for any losses that may arise in connection with the funding and other obligations as set forth in the governing documents in the case of a joint default by the Company and NorthStar Income. The Company and NorthStar Income further agreed to indemnify each other for all of the losses that may arise as a result of a default that is solely caused by the Company or NorthStar Income, as the case may be.
PE Investment II
In June 2013, the Company, NorthStar Income and funds managed by Goldman Sachs Asset Management (“Vintage Funds”) (each a “Partner”) formed joint ventures and entered into an agreement with Common Pension Fund E, a common trust fund created under New Jersey law (“PE II Seller”), to acquire a portfolio of limited partnership interests in 24 real estate private equity funds managed by institutional-quality sponsors. The aggregate reported net asset value (“NAV”) acquired was $910.0 million as of September 30, 2012. The Company, NorthStar Income and the Vintage Funds each have an ownership interest in PE Investment II of 70%, 15% and 15%, respectively. All amounts paid and received are based on each Partner’s proportionate interest.
PE Investment II paid $504.8 million to PE II Seller for all of the fund interests, or 55% of the September 30, 2012 NAV (the “Initial Amount”), and will pay the remaining $411.4 million, or 45% of the September 30, 2012 NAV (the “Deferred Amount”), by the fourth year of the last day of the fiscal quarter following the closing date of each fund interest. For the three months ended March 31, 2014, PE Investment II paid $2.4 million of the Deferred Amount to PE II Seller of which the Company’s share was $1.7 million. As of March 31, 2014, the Company’s share of the Initial Amount and the Deferred Amount represents $353.4 million and $286.3 million, respectively. The Company funded all of its proportionate share of the Initial Amount at the initial closing (“PE II Initial Closing”) on July 3, 2013. The Deferred Amount is a liability of PE Investment II. Each Partner, directly or indirectly, guaranteed its proportionate interest of the Deferred Amount. The Company determined there was an immaterial amount of fair value related to the guarantee.
On March 31st of each year, commencing on March 31, 2015 and for a period of two years thereafter, PE Investment II will pay an amount necessary to reduce the Deferred Amount by the greater of 15% of the then outstanding Deferred Amount or 15% of the aggregate distributions received by PE Investment II during the preceding 12 month period.
On the first full calendar quarter after the four-year anniversary of the applicable closing date of each fund interest, PE Investment II will be required to pay to PE II Seller the then outstanding unpaid Deferred Amount. PE Investment II will receive 100% of all distributions following the payment of the Deferred Amount.
The Company guaranteed all of its funding obligations that may be due and owed under PE Investment II agreements directly to PE Investment II entities. The Company and NorthStar Income each agreed to indemnify the other proportionately for any losses that may arise in connection with the funding and other obligations as set forth in the governing documents in the case of a joint default by the Company and NorthStar Income. The Company and NorthStar Income further agreed to indemnify each other for all of the losses that may arise as a result of a default that was solely caused by the Company or NorthStar Income, as the case may be.
As of March 31, 2014, the carrying value of the investment in PE Investment II was $280.0 million. For the three months ended March 31, 2014, the Company recognized $13.1 million of equity in earnings. For the three months ended March 31, 2014, the Company received $23.7 million of net distributions and made no contributions, related to PE Investment II. As of March 31, 2014, the Company’s future capital commitments to the fund interests in PE Investment II are estimated to be approximately $15 million.
PE Investment III
In December 2013, the Company entered into an agreement with The Rockefeller Foundation (the “PE III Seller”) to acquire the entire interest in a portfolio of limited partnership interests in eight real estate private equity funds. PE Investment III paid $39.8 million to the PE III Seller for all of the fund interests, or 50% of the June 30, 2013 NAV, and will pay the remaining $39.8 million, or 50% of the June 30, 2013 NAV, by December 31, 2015 to two third parties. Such amount is included in other liabilities on the consolidated balance sheets. The aggregate reported NAV of PE Investment III as of June 30, 2013 was $80.3 million. PE Investment III’s interests in real estate private equity funds cannot be redeemed. As of March 31, 2014, the Company’s future capital commitments to the fund interests in PE Investment III are $4.9 million, of which $2 million is expected to be funded.
PE Investment III received all cash distributions from June 30, 2013 through the closing on December 31, 2013 and funded all capital contributions from June 30, 2013. The Company guaranteed all of its funding obligations that may be due and owed under PE Investment III agreements directly to PE Investment III entities.
As of March 31, 2014, the carrying value of the investment in PE Investment III was $70.8 million. For the three months ended March 31, 2014, the Company recognized $1.4 million of equity in earnings. For the three months ended March 31, 2014, the Company received $1.4 million of net distributions and made $0.1 million of contributions, related to PE Investment III.

7.	Investments in and Advances to Unconsolidated Ventures
The following is a description of investments in and advances to unconsolidated ventures. All of the below are accounted for under the equity method, except for certain components of the investment in RXR Realty for which the fair value option was elected.
RXR Equity Interest
In December 2013, the Company entered into a strategic transaction with RXR Realty, a leading real estate owner, developer and investment management company focused on high-quality real estate in the New York Tri-State area. The investment in RXR Realty includes an approximate 30% equity interest (“RXR Equity Interest”) for which the fair value option was elected. As a result, the Company records equity in earnings (losses) for the RXR Equity Interest based on the change in fair value for its share of the projected future cash flow from one period to another. As of March 31, 2014, the carrying value of the approximate 30% RXR Equity Interest was $85.7 million. For the three months ended March 31, 2014, the Company recognized equity in earnings of $1.5 million.
Multifamily Joint Venture
In July 2013, the Company, through a joint venture with a private investor, acquired a multifamily property with 498 units, located in Philadelphia, Pennsylvania for an aggregate purchase price of $41.0 million, including all costs, escrows and reserves. The property was financed with a non-recourse mortgage note of $29.5 million and the remainder in cash. The mortgage note matures on July 1, 2023 and bears a fixed interest rate of 3.69%. The Company’s 90% interest in the joint venture was acquired for $10.4 million and as of March 31, 2014, the carrying value was $10.1 million. For the three months ended March 31, 2014, the Company recognized equity in losses of $0.2 million.
LandCap Partners
In October 2007, the Company entered into a joint venture with Whitehall Street Global Real Estate Limited Partnership 2007 (“Whitehall”) to form LandCap Partners and LandCap LoanCo. (collectively referred to as “LandCap”). The joint venture is managed by a third-party management group which has extensive experience in the single family housing sector. The Company and Whitehall agreed to provide no additional new investment capital in the LandCap joint venture. As of March 31, 2014 and December 31, 2013, the carrying value of the 49% interest in LandCap was $14.2 million and $14.1 million, respectively. As of March 31, 2014 and December 31, 2013, LandCap had investments totaling $25.1 million and $25.9 million, respectively. For the three months ended March 31, 2014 and 2013, the Company recognized equity in earnings of $0.1 million and equity in losses of $0.1 million, respectively.
CS Federal Drive, LLC
The Company owns a 50% interest in CS Federal Drive, LLC (“CS/Federal”), which owns three adjacent class A office/flex buildings in Colorado. The properties were acquired for $54.3 million and the joint venture financed the transaction with two separate non-recourse mortgages totaling $38.0 million and the remainder in cash. The mortgages mature on February 11, 2016 and bear a fixed interest rate of 5.51% and 5.46%, respectively. As of March 31, 2014 and December 31, 2013, the carrying value of the investment in CS/Federal was $5.4 million and $5.5 million, respectively. For the three months ended March 31, 2014 and 2013, the Company recognized equity in losses of $0.1 million and equity in earnings of $0.1 million, respectively.
Sponsored Companies
The Company sponsors NorthStar Income, a CRE debt focused non-traded REIT. As of March 31, 2014 and December 31, 2013, the carrying value of the investment in NorthStar Income was $6.1 million for each period representing an interest of 0.6%. For the three months ended March 31, 2014 and 2013, the Company recognized $0.1 million and an immaterial amount of equity in earnings, respectively.
The Company sponsors NorthStar Healthcare, a healthcare equity and debt focused non-traded REIT. As of March 31, 2014 and December 31, 2013, the carrying value of the investment in NorthStar Healthcare was $2.0 million and $2.1 million, representing an interest of 1.2% and 2.3%, respectively. For the three months ended March 31, 2014, the Company recognized equity in losses of $0.1 million.
The Company sponsors NorthStar Income II, the Company’s second CRE debt focused non-traded REIT. As of March 31, 2014 and December 31, 2013, the carrying value of the investment in NorthStar Income II was $2.1 million for each period, representing an interest of 3.2% and 8.7%, respectively. For the three months ended March 31, 2014, the Company recognized an immaterial amount of equity in earnings.
Meadowlands
The Company owned a 22% interest in Meadowlands Two, LLC, which holds 100% of Meadowlands One, LLC, which is currently in the form of a preferred equity interest secured by a retail/entertainment complex located in New Jersey (the “NJ Property”). As a result of the deconsolidation of certain N-Star CDOs, the Company deconsolidated its investment in the NJ Property on September 30, 2013 (refer to Note 3). For the three months ended March 31, 2013, the Company recognized equity in losses of $0.3 million.
Other
In May 2012, the Company acquired a 9.8% interest in a joint venture that owns a pari passu participation in a first mortgage loan secured by a portfolio of luxury residences located in resort destinations. As of March 31, 2014 and December 31, 2013, the carrying value of the Company’s investment was $6.5 million and $5.7 million, respectively. For the three months ended March 31, 2014 and 2013, the Company recognized $1.2 million and $0.4 million of equity in earnings, respectively. In April 2014, the loan was repaid at par.
In August 2012, the Company acquired a 33.3% interest in a joint venture that owns a pari passu participation in a first mortgage loan secured by an office building in New York. In July 2013, the loan was paid off at par. For the three months ended March 31, 2013, the Company recognized $0.6 million of equity in earnings.
In April 2013, in connection with a loan on a hotel property in New York, the Company and NorthStar Income acquired an aggregate 35.0% interest in the Milford hotel and retail component of the hotel, of which the Company owns 65% and NorthStar Income owns 35%. There was no carrying value as of December 31, 2013. In March 2014, the retail component of the hotel was sold and for the three months ended March 31, 2014, the Company recognized a $1.2 million gain from this sale in equity in earnings.
In June 2013, in connection with the restructuring of an existing mezzanine loan, the Company acquired a 9.99% equity interest for $8.5 million in a joint venture that owns two office buildings in Chicago. As of March 31, 2014 and December 31, 2013, the carrying value of the investment was $8.5 million for each period. For the three months ended March 31, 2014, the Company did not recognize any equity in earnings.

6. Investments in Private Equity Funds
The following is a description of investments in private equity funds that own PE investments either through unconsolidated ventures (“PE Investment I”) and (“PE Investment II” ) or directly (“PE Investment III”), which are recorded as investments in private equity funds at fair value on the consolidated balance sheets. The Company elected the fair value option for PE Investments. As a result, the Company records equity in earnings (losses) based on the change in fair value for its share of the projected future cash flow from one period to another. All PE Investments are considered voting interest entities. PE Investment I and II are not consolidated by the Company due to the substantive participating rights of the partners in joint ventures that own the interests in the real estate private equity funds. PE Investment III is not consolidated as the Company does not own a majority voting interest.
PE Investment I
In February 2013, the Company completed the initial closing (“PE I Initial Closing”) of PE Investment I which owns a portfolio of limited partnership interests in real estate private equity funds managed by institutional-quality sponsors. Pursuant to the terms of the agreement, at the PE I Initial Closing, the full purchase price was funded, excluding future capital commitments. Accordingly, the Company funded $282.1 million and NorthStar Income (together with the Company, the “NorthStar Entities”) funded $118.0 million. The NorthStar Entities have an aggregate ownership interest in PE Investment I of 51%, of which the Company owns 70.5%. The Company assigned its rights to the remaining 29.5% to a subsidiary of NorthStar Income. Teachers Insurance and Annuity Association of America (the “Class B Partner”) contributed its interests in 49 funds subject to the transaction in exchange for all of the Class B partnership interests in PE Investment I.
PE Investment I provides for all cash distributions on a priority basis to NorthStar Entities as follows: (i) first, 85% to NorthStar Entities and 15% to the Class B Partner until the NorthStar Entities receive a 1.5x multiple on all of their invested capital, including amounts funded in connection with future capital commitments; (ii) second, 15% to the NorthStar Entities and 85% to the Class B Partner until the Class B Partner receives a return of its then remaining June 30, 2012 capital; and (iii) third, 51% to the NorthStar Entities and 49% to the Class B Partner. All amounts paid to and received by the NorthStar Entities are based on each partner’s proportionate interest.
Since the Company was contractually entitled to its proportional share of all distributions derived from the fund interests since June 30, 2012 regardless of the date fund interests were transferred to PE Investment I, at the PE I Initial Closing, the Company recorded its proportional share of all distributions received since June 30, 2012. As of December 31, 2013, the carrying value of the investment in PE Investment I was $226.3 million. From PE I Initial Closing through December 31, 2013, the Company recognized $53.7 million of equity in earnings. From PE I Initial Closing through December 31, 2013, the Company received $130.2 million of net distributions and made $20.8 million of contributions related to PE Investment I. As of December 31, 2013, the Company’s estimated future capital commitments to the fund interests in PE Investment I would be approximately $17 million.
The Company guaranteed all of its funding obligations that may be due and owed under PE Investment I agreements directly to PE Investment I entities. The Company and NorthStar Income each agreed to indemnify the other proportionately for any losses that may arise in connection with the funding and other obligations as set forth in the governing documents in the case of a joint default by the Company and NorthStar Income. The Company and NorthStar Income further agreed to indemnify each other for all of the losses that may arise as a result of a default that is solely caused by the Company or NorthStar Income, as the case may be.
In December 2012, the Company deposited an aggregate of $40.0 million in connection with this transaction, which included $11.8 million on behalf of NorthStar Income, in the proportion of the respective capital contributions. This amount was settled by NorthStar Income in the first quarter 2013.
PE Investment II
In June 2013, the Company, NorthStar Income and funds managed by Goldman Sachs Asset Management (“Vintage Funds”) (each a “Partner”) formed joint ventures and entered into an agreement with Common Pension Fund E, a common trust fund created under New Jersey law (“PE II Seller”), to acquire a portfolio of limited partnership interests in 24 real estate private equity funds managed by institutional-quality sponsors. The aggregate reported net asset value (“NAV”) acquired was $910.0 million as of September 30, 2012. The Company, NorthStar Income and the Vintage Funds each have an ownership interest in PE Investment II of 70%, 15% and 15%, respectively. All amounts paid and received are based on each Partner’s proportionate interest.
PE Investment II paid $504.8 million to PE II Seller for all of the fund interests, or 55% of the September 30, 2012 NAV (the “Initial Amount”), and will pay the remaining $411.4 million, or 45% of the September 30, 2012 NAV (the “Deferred Amount”), by the fourth year after the first day of the fiscal quarter following the closing date of each fund interest. The Company’s share of the Initial Amount and the Deferred Amount represents $353.4 million and $288.0 million, respectively. The Company funded all of its proportionate share of the Initial Amount at the initial closing (“PE II Initial Closing”) on July 3, 2013. The Deferred Amount is a liability of PE Investment II. Each Partner, directly or indirectly, guaranteed its proportionate interest of the Deferred Amount. The Company determined there was an immaterial amount of fair value related to the guarantee.
PE Investment II is entitled to receive all cash distributions from September 30, 2012 through the quarter in which each fund interest closed and is obligated to fund all capital contributions from September 30, 2012. At each closing, there was a “true up” for any distributions received and any contributions made by PE II Seller from the contributed funds since September 30, 2012.
Beginning on the first day of the full fiscal quarter following the closing date of each fund interest and for a period of three years thereafter, distributions will be made to PE Investment II on a priority basis as follows: 85% to PE Investment II and 15% to PE II Seller, provided that at the end of each such fiscal year, PE Investment II will pay amounts, if any, necessary to reduce the Deferred Amount by 15% of the then outstanding Deferred Amount (the “Amortization Amount”) to the extent distributions to PE II Seller during each such year were less than the Amortization Amount for such year.
In the fourth year following the applicable closing date, distributions will be split equally between PE Investment II and PE II Seller. At the conclusion of that four-year period, PE Investment II will be required to pay to PE II Seller the Deferred Amount less: (i) any distributions received by PE II Seller during such four-year period; and (ii) any Amortization Amounts received by PE II Seller during such four-year period. PE Investment II will receive 100% of all distributions following the payment of the Deferred Amount.
The Company guaranteed all of its funding obligations that may be due and owed under PE Investment II agreements directly to PE Investment II entities. The Company and NorthStar Income each agreed to indemnify the other proportionately for any losses that may arise in connection with the funding and other obligations as set forth in the governing documents in the case of a joint default by the Company and NorthStar Income. The Company and NorthStar Income further agreed to indemnify each other for all of the losses that may arise as a result of a default that was solely caused by the Company or NorthStar Income, as the case may be.
From PE II Initial Closing through December 31, 2013, the Company recognized $28.9 million of equity in earnings. From PE II Initial Closing through December 31, 2013, the Company received $104.9 million of net distributions and made $11.6 million of contributions related to PE Investment II. As of December 31, 2013, the carrying value of the investment in PE Investment II was $288.9 million. As of December 31, 2013, the Company’s estimated future capital commitments to the fund interests in PE Investment II are estimated to be approximately $26 million.
PE Investment III
In December 2013, the Company entered into an agreement with The Rockefeller Foundation (the “PE III Seller”) to acquire the entire interest in a portfolio of limited partnership interests in eight real estate private equity funds. PE Investment III paid $39.8 million to the PE III Seller for all of the fund interests, or 50% of the June 30, 2013 NAV, and will pay the remaining $39.8 million, or 50% of the June 30, 2013 NAV, by December 31, 2015 to two third parties. The aggregate reported NAV of PE Investment III as of June 30, 2013 was $80.3 million.
PE Investment III received all cash distributions from June 30, 2013 through the closing on December 31, 2013 and funded all capital contributions from June 30, 2013. The Company guaranteed all of its funding obligations that may be due and owed under PE Investment III agreements directly to PE Investment III entities.
On the closing on December 31, 2013, the Company received $9.0 million of distributions and made $0.3 million of contributions related to PE Investment III. As of December 31, 2013, the carrying value of the investment in PE Investment III was $70.8 million. As of December 31, 2013, the Company’s estimated future capital commitments to the fund interests in PE Investment III would be approximately $2 million.
Investments in and Advances to Unconsolidated Ventures
The following is a description of investments in and advances to unconsolidated ventures. All of the below are accounted for under the equity method, except for certain components of the investment in RXR Realty for which the fair value option was elected.
RXR Equity Interest
In December 2013, the Company entered into a strategic transaction with RXR Realty, a leading real estate owner, developer and investment management company focused on high-quality real estate in the New York Tri-State area. The investment in RXR Realty includes an approximate 30% equity interest (“RXR Equity Interest”) for which the fair value option was elected. As a result, the Company records equity in earnings (losses) for the RXR Equity Interest based on the change in fair value for its share of the projected future cash flow from one period to another. As of December 31, 2013, the carrying value of the approximate 30% RXR Equity Interest was $84.1 million. From closing to December 31, 2013, the Company recognized equity in earnings of $0.2 million.
Multifamily Joint Venture
In July 2013, the Company, through a joint venture with a private investor, acquired a multifamily property with 498 units, located in Philadelphia, Pennsylvania for an aggregate purchase price of $41.0 million, including all costs, escrows and reserves. The property was financed with a non-recourse mortgage note of $29.5 million and the remainder in cash. The mortgage note matures on July 1, 2023 and bears a fixed interest rate of 3.69%. The Company’s 90% interest in the joint venture was acquired for $10.4 million and as of December 31, 2013 the carrying value was $10.0 million. For the year ended December 31, 2013, the Company recognized equity in losses of $0.7 million which was primarily related to recording transaction costs of $0.8 million.
LandCap Partners
In October 2007, the Company entered into a joint venture with Whitehall Street Global Real Estate Limited Partnership 2007 (“Whitehall”) to form LandCap Partners and LandCap LoanCo. (collectively referred to as “LandCap”). The joint venture is managed by a third-party management group which has extensive experience in the single family housing sector. The Company and Whitehall agreed to provide no additional new investment capital in the LandCap joint venture. As of December 31, 2013 and 2012, the carrying value of the 49% interest in LandCap was $14.1 million and $13.5 million, respectively. As of December 31, 2013 and 2012, LandCap had investments totaling $25.9 million and $30.9 million, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company recognized equity in earnings of $0.5 million and equity in losses of $1.2 million and $1.1 million, respectively.
CS Federal Drive, LLC
The Company owns a 50% interest in CS Federal Drive, LLC (“CS/Federal”), which owns three adjacent class A office/flex buildings in Colorado. The properties were acquired for $54.3 million and the joint venture financed the transaction with two separate non-recourse mortgages totaling $38.0 million and the remainder in cash. The mortgages mature on February 11, 2016 and bear a fixed interest rate of 5.51% and 5.46%, respectively. As of December 31, 2013 and 2012, the carrying value of the investment in CS/Federal was $5.5 million and $5.4 million, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company recognized equity in earnings of $0.3 million, $0.7 million and $0.7 million, respectively.
Sponsored Companies
The Company sponsors NorthStar Income, a CRE debt focused non-traded REIT. As of December 31, 2013 and 2012, the carrying value of the investment in NorthStar Income was $6.1 million and $6.1 million, respectively, representing an interest of 0.6% and 1.1%, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company recognized $0.5 million, $0.3 million and $0.1 million of equity in earnings, respectively.
The Company sponsors NorthStar Healthcare, a healthcare debt and equity focused non-traded REIT. In August 2013, NorthStar Healthcare was deconsolidated as the Company no longer owned a majority voting interest. As of December 31, 2013, the carrying value of the investment in NorthStar Healthcare was $2.1 million, representing an interest of 2.3%. For the year ended December 31, 2013, the Company recognized an immaterial amount of equity in losses.
The Company sponsors NorthStar Income II, a CRE debt focused non-traded REIT. In November 2013, NorthStar Income II was deconsolidated as the Company no longer owned a majority voting interest. As of December 31, 2013, the carrying value of the investment in NorthStar Income II was $2.1 million, representing an interest of 8.7%. For the year ended December 31, 2013, the Company recognized an immaterial amount of equity in earnings.
Meadowlands
The Company owned a 22% interest in Meadowlands Two, LLC, which holds 100% of Meadowlands One, LLC, which is currently in the form of a preferred equity interest secured by a retail/entertainment complex located in New Jersey (the “NJ Property”). As a result of the deconsolidation of certain N-Star CDOs, the Company deconsolidated its investment in the NJ Property on September 30, 2013 (refer to Note 3). As of December 31, 2012, the carrying value of the investment in the NJ Property was $64.8 million. For the years ended December 31, 2013, 2012 and 2011, the Company recognized equity in losses of $0.8 million, $1.5 million and $7.0 million including a provision for loss on equity investment of $4.5 million in the first quarter 2011, respectively.
Other
In May 2012, the Company acquired a 9.8% interest in a joint venture that owns a pari passu participation in a first mortgage loan secured by a portfolio of luxury residences located in resort destinations. As of December 31, 2013 and 2012, the carrying value of the Company’s investment was $5.7 million for each period. For the years ended December 31, 2013 and 2012, the Company recognized $1.5 million and $1.0 million of equity in earnings, respectively.
In August 2012, the Company acquired a 33.3% interest in a joint venture that owns a pari passu participation in a first mortgage loan secured by an office building in New York. In July 2013, the loan was paid off at par. For the years ended December 31, 2013 and 2012, the Company recognized $2.8 million and $0.9 million of equity in earnings, respectively.
In connection with a loan on a hotel property in New York, the Company and NorthStar Income acquired an aggregate 35.0% interest in the Milford hotel and retail component of the hotel, of which the Company owns 65% and NorthStar Income owns 35%. There was no carrying value as of December 31, 2013. For the year ended December 31, 2013, the Company recognized $1.1 million of equity in losses.
In June 2013, in connection with the restructuring of an existing mezzanine loan, the Company acquired a 9.99% equity interest for $8.5 million in a joint venture that owns two office buildings in Chicago. As of December 31, 2013, the carrying value of the investment was $8.5 million. For the year ended December 31, 2013, the Company did not recognize any equity in earnings.
Summarized Financial Data
The combined balance sheets for the unconsolidated ventures, including PE Investments, as of December 31, 2013 and 2012, are as follows (dollars in thousands):

	December 31,
	2013	2012
Assets
Operating real estate, net	$1,097,155	$573,319
Real estate debt investments	1,246,311	689,143
Investments in private equity funds	1,589,493	—
Real estate securities	280,117	280,117
Other assets	1,064,653	370,774
Total assets	$5,277,729	$1,913,353

Liabilities and equity
Mortgages and other notes payable	$1,851,561	$301,656
Other liabilities	1,064,479	516,841
Total liabilities	2,916,040	818,497
Equity	2,361,689	1,094,856
Total liabilities and equity	$5,277,729	$1,913,353
Net investment in unconsolidated ventures	$728,358	$111,025
The combined statements of operations for the unconsolidated ventures, including PE Investments, from acquisition date through the three years ended December 31, 2013 are as follows (dollars in thousands):

	Years Ended December 31,
	2013	2012	2011
Total revenues	$322,944	$44,378	$8,738
Operating expenses	89,807	21,357	15,089
Transaction costs	5,199	—	—
Interest expense	37,838	18,217	18,618
Depreciation and amortization	9,564	2,993	2,328
Total expenses	142,408	42,567	36,035
Net (loss) income	$180,536	$1,811	$(27,297)
Equity in earnings (losses) of unconsolidated ventures	$85,477	$88	$(2,738)